INVESTMENT SECURITIES, Contractual Maturity (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Amortized Cost [Abstract]
Due within one year	$ 0	$ 3
Due after one but within five years	7,293	7,213
Due after five but within ten years	8,155	7,190
Due after ten years	13,734	16,457
Amortized cost	29,182	30,863
Fair Value [Abstract]
Due within one year	0	3
Due after one but within five years	7,089	7,135
Due after five but within ten years	7,847	7,114
Due after ten years	13,266	16,234
Fair value	$ 28,202	$ 30,486